UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler          New York, New York            05/16/05
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        88
                                               -------------

Form 13F Information Table Value Total:        $2,647,250
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ACUITY BRANDS INC               COMMON        00508Y102    1,350     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                     COMMON        005125109    4,186    200,000    SH        SOLE             200,000
---------------------------------------------------------------------------------------------------------------------------------
ALBERTSONS INC                  COMMON        013104104    2,065    100,000    SH        SOLE             100,000
---------------------------------------------------------------------------------------------------------------------------------
ALIGN TECHNOLOGY INC            COMMON        016255101    1,560    250,000    SH        SOLE             250,000
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GAMING CORP            COM NEW       01859P609   13,666  1,425,000    SH        SOLE           1,425,000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS CORP         CL A          026375105    1,911     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN PASTA CO       CL A          027070101    2,055     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN REPROGRAPHICS CO       COMMON        029263100   26,311  1,833,500    SH        SOLE           1,833,500
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP                    CL B          038521100  104,200  3,965,000    SH        SOLE           3,965,000
---------------------------------------------------------------------------------------------------------------------------------
AZTAR CORP                      COMMON        054802103   29,988  1,050,000    SH        SOLE           1,050,000
---------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                     COMMON        073325102   30,884  3,875,000    SH        SOLE           3,875,000
---------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COMMON        086516101   43,208    800,000    SH        SOLE             800,000
---------------------------------------------------------------------------------------------------------------------------------
BJS WHOLESALE CLUB INC          COMMON        05548J106    2,330     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                 CLASS B       093679207   39,292  4,700,000    SH        SOLE           4,700,000
---------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                 CLASS A       093679108    4,415    500,000    SH        SOLE             500,000
---------------------------------------------------------------------------------------------------------------------------------
SCHWAB CHARLES CORP NEW         COMMON        808513105   63,060  6,000,000    SH        SOLE           6,000,000
---------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE TECH LT    ORD           M22465104   54,350  2,500,000    SH        SOLE           2,500,000
---------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER & BANKS CORP        COMMON        171046105    1,320     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
CLAIRES STORES INC              COMMON        179584107    1,152     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
COOPER TIRE & RUBR CO           COMMON        216831107    3,672    200,000    SH        SOLE             200,000
---------------------------------------------------------------------------------------------------------------------------------
COST PLUS INC CALIF             COMMON        221485105    2,016     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE PLC                 COMMON        B00FQ06     19,438  3,150,000    SH        SOLE           3,150,000
---------------------------------------------------------------------------------------------------------------------------------
DIAGEO PLC                      COMMON        0237400    137,469  9,750,000    SH        SOLE           9,750,000
---------------------------------------------------------------------------------------------------------------------------------
DIAGNOSTIC PRODS CORP           COMMON        252450101    5,965    123,500    SH        SOLE             123,500
---------------------------------------------------------------------------------------------------------------------------------
DIRECTV GROUP INC               COMMON        25459L106   14,781  1,025,000    SH        SOLE           1,025,000
---------------------------------------------------------------------------------------------------------------------------------
DOLBY LABORATORIES INC          COMMON        25659T107    3,055    130,000    SH        SOLE             130,000
---------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORP                     COMMON        28224R101   11,160    500,000    SH        SOLE             500,000
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS BOUTIQUE HLDGS CO   COMMON        286045109    3,223     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
ELIOR SCA ORD                   COMMON        5911334     45,770  3,600,000    SH        SOLE           3,600,000
---------------------------------------------------------------------------------------------------------------------------------
EMI GROUP PLC                   COMMON        0044473     82,493 18,475,000    SH        SOLE          18,475,000
---------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORPORATION          COMMON        319963104   85,499  2,175,000    SH        SOLE           2,175,000
---------------------------------------------------------------------------------------------------------------------------------
FLUOR CORP NEW                  COMMON        343412102    2,772     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS 344419106   45,518    850,000    SH        SOLE             850,000
---------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL                     COMMON        364760108   32,367  1,482,000    SH        SOLE           1,482,000
---------------------------------------------------------------------------------------------------------------------------------
GAYLORD ENTMT CO NEW            COMMON        367905106   50,944  1,261,000    SH        SOLE           1,261,000
---------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL INC       COMMON        36866W106   22,620  5,200,000    SH        SOLE           5,200,000
---------------------------------------------------------------------------------------------------------------------------------
GTECH HLDGS CORP                COMMON        400518106   70,002  2,975,000    SH        SOLE           2,975,000
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC           CL A          421933102    3,927    150,000    SH        SOLE             150,000
---------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                  COMMON        42222G108    1,636     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
HEARST-ARGYLE TELEVISION INC    COMMON        422317107    1,913     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
HEIDRICK & STRUGGLES INTL IN    COMMON        422819102   43,021  1,170,000    SH        SOLE           1,170,000
---------------------------------------------------------------------------------------------------------------------------------
HILTON GROUP PLC                COMMON        0500254     93,867 16,500,000    SH        SOLE          16,500,000
---------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC INC                   COMMON        441339108    1,093     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
HENRY JACK & ASSOC INC          COMMON        426281101    3,598    200,000    SH        SOLE             200,000
---------------------------------------------------------------------------------------------------------------------------------
JOS A BANK CLOTHIERS INC        COMMON        480838101    1,465     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
KERZNER INTL LTD                SHS           P6065Y107   39,800    650,000    SH        SOLE             650,000
---------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO            COMMON        512815101    3,626     90,000    SH        SOLE              90,000
---------------------------------------------------------------------------------------------------------------------------------
LANDRYS RESTAURANTS INC         COMMON        51508L103    2,169     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
LAS VEGAS SANDS CORP            COMMON        517834107    3,375     75,000    SH        SOLE              75,000
---------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104   36,559    645,000    SH        SOLE             645,000
---------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COMMON        52729N100    1,545    750,000    SH        SOLE             750,000
---------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES INC          COMMON        57383M108    3,000    150,000    SH        SOLE             150,000
---------------------------------------------------------------------------------------------------------------------------------
MASONITE INTL CORP              COMMON        575384102  135,855  3,900,000    SH        SOLE           3,900,000
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COMMON        594918104   31,253  1,293,052    SH        SOLE           1,293,052
---------------------------------------------------------------------------------------------------------------------------------
MOLSON COORS BREWING CO         CL B          60871R209   40,900    530,000    SH        SOLE             530,000
---------------------------------------------------------------------------------------------------------------------------------
MOVIE GALLERY INC               COMMON        624581104    8,604    300,000    SH        SOLE             300,000
---------------------------------------------------------------------------------------------------------------------------------
NDCHEALTH CORP                  COMMON        639480102    3,995    250,000    SH        SOLE             250,000
---------------------------------------------------------------------------------------------------------------------------------
NDS GROUP PLC                   SPONSORED ADR 628891103   10,766    310,000    SH        SOLE             310,000
---------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP M    COMMON        6435EV108    5,853    125,000    SH        SOLE             125,000
---------------------------------------------------------------------------------------------------------------------------------
NEWSCORP                        CL A          65248E104   40,608  2,400,000    SH        SOLE           2,400,000
---------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY    COMMON        659424105   22,892    825,242    SH        SOLE             825,242
---------------------------------------------------------------------------------------------------------------------------------
OCA INC                         COMMON        67083Q101    1,275    300,000    SH        SOLE             300,000
---------------------------------------------------------------------------------------------------------------------------------
PALMONE INC                     COMMON        69713P107      180      7,079    SH        SOLE               7,079
---------------------------------------------------------------------------------------------------------------------------------
PALMSOURCE INC                  COMMON        697154102       20      2,191    SH        SOLE               2,191
---------------------------------------------------------------------------------------------------------------------------------
PFSWEB INC                      COMMON        717098107      584    221,331    SH        SOLE             221,331
---------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A          731572103   43,456  1,120,000    SH        SOLE           1,120,000
---------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COMMON        745867101   40,865    555,000    SH        SOLE             555,000
---------------------------------------------------------------------------------------------------------------------------------
RENAULT SA                      COMMON        4712798    137,290  1,537,500    SH        SOLE           1,537,500
---------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC                 COMMON        778296103   58,426  2,005,000    SH        SOLE           2,005,000
---------------------------------------------------------------------------------------------------------------------------------
SCHOLASTIC CORP                 COMMON        807066105    4,611    125,000    SH        SOLE             125,000
---------------------------------------------------------------------------------------------------------------------------------
SHUFFLE MASTER INC              COMMON        825549108    4,344    150,000    SH        SOLE             150,000
---------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                     COM FON       852061100   37,538  1,650,000    SH        SOLE           1,650,000
---------------------------------------------------------------------------------------------------------------------------------
STRATOS INTERNATIONAL INC       COM NEW       863100202       15      3,340    SH        SOLE               3,340
---------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC            COMMON        867363103   69,604  2,017,500    SH        SOLE           2,017,500
---------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC       COMMON        86768K106    2,430     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                   COMMON        871503108   50,339  2,360,000    SH        SOLE           2,360,000
---------------------------------------------------------------------------------------------------------------------------------
SYNIVERSE HLDGS INC             COMMON        87163F106   14,214  1,030,000    SH        SOLE           1,030,000
---------------------------------------------------------------------------------------------------------------------------------
TELEWEST GLOBAL INC             COMMON        87956T107   44,475  2,500,000    SH        SOLE           2,500,000
---------------------------------------------------------------------------------------------------------------------------------
SPORTS AUTH INC NEW             COMMON        84917U109      825     30,000    SH        SOLE              30,000
---------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                 COMMON        887317105   25,448  1,450,000    SH        SOLE           1,450,000
---------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW       902973304   22,596    784,041    SH        SOLE             784,041
---------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL B          925524308   87,075  2,500,000    SH        SOLE           2,500,000
---------------------------------------------------------------------------------------------------------------------------------
STEWART W P & CO LTD            COMMON        G84922106   36,256  1,600,000    SH        SOLE           1,600,000
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC             COMMON        931142103  129,284  2,580,000    SH        SOLE           2,580,000
---------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC       COMMON        938862208    2,250     50,000    SH        SOLE              50,000
---------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                   COMMON        94973V107  105,921    845,000    SH        SOLE             845,000
---------------------------------------------------------------------------------------------------------------------------------
WYNN RESORTS LTD                COMMON        983134107   20,322    300,000    SH        SOLE             300,000
---------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC             COMMON        931142103  100,220  2,000,000    SH  CALL  SOLE           2,000,000
---------------------------------------------------------------------------------------------------------------------------------
